Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Schedule of revenue and non-current assets per geographical area

	Revenue (a)			Non-current assets (b)
	2022	2021	2020	2022	2021

Brazil	3,121,129	1,285,849	609,232	551,668	491,805
Mexico	201,197	29,546	1,409	17,610	8,235
Colombia	20,369	805	1	5,124	650
Cayman Islands	-	-	-	43,994	831
Germany	-	-	-	88	150
Argentina	-	-	-	46	73
United States	2,398	2,845	-	7,495	6,187
Total	3,345,093	1,319,045	610,642	626,025	507,931

(a) Includes interest income (credit card, lending and other receivables), interchange fees, recharge fees, rewards revenue, late fees and other fees and commission income.

(b) Non-current assets are right-of-use assets, property, plant and equipment, intangible assets, and goodwill.